Exhibit 99.2

December 7, 2021

Stewart Title Guaranty Company

1360 Post Oak Blvd., Suite 100

Houston, TX 77056

RE:	Home Partners of America 2021-3 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)
a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).
2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).
3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.
b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.
4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Stewart Title Guaranty Company, a Texas corporation

By: /s/John Tacia _

Name: John Tacia

Title: Vice President

Date: December 7, 2021

Schedule I

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Revised Designation (HOA or Apparent Non- HOA)	Date of Updated Designation
v29-0375	CA	HOA Discrepancy	Non-HOA	7-Dec-21
v29-0391	CA	HOA Discrepancy	Non-HOA	7-Dec-21
v29-0440	CA	HOA Discrepancy	Non-HOA	7-Dec-21
v29-0442	CA	HOA Discrepancy	Non-HOA	7-Dec-21
v29-0472	CA	HOA Discrepancy	Non-HOA	7-Dec-21
v29-0491	CA	HOA Discrepancy	Non-HOA	7-Dec-21
v29-0494	CA	HOA Discrepancy	Non-HOA	7-Dec-21
v29-0525	CA	HOA Discrepancy	Non-HOA	7-Dec-21
v29-0565	CA	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2078	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2241	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2251	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2312	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2334	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2430	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2434	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2462	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2465	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2479	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2485	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2532	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2560	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2619	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2651	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2662	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2725	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2764	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2794	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2801	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2926	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2944	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2970	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-2972	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3057	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3196	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3206	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3207	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3209	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3216	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3239	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3246	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3261	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3285	FL	HOA Discrepancy	Non-HOA	7-Dec-21

v30-3299	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3319	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3386	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3401	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3411	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3426	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3456	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3470	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3545	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3575	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-3587	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-4375	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-4839	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-4843	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-4983	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-4994	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-5162	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-5313	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-5355	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-5396	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-5472	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-5478	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-5479	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-5508	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-5524	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-5542	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v30-5555	FL	HOA Discrepancy	Non-HOA	7-Dec-21
v31-0043	OK	HOA Discrepancy	Non-HOA	7-Dec-21
v32-4212	GA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1594	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1714	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1742	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1764	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1773	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1828	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1846	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1940	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1944	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1954	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1959	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-1978	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2004	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2058	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2059	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2075	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2078	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2093	WA	HOA Discrepancy	Non-HOA	7-Dec-21

v34-2157	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2170	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2176	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2181	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2189	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2309	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2320	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2358	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2369	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2373	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2400	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2412	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2414	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2456	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2470	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2521	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2530	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2558	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2567	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2569	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2590	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2623	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2643	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2651	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2653	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2658	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2683	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2712	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-2752	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-3042	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-3093	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-3190	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-3198	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-3279	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-3328	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v34-3511	WA	HOA Discrepancy	Non-HOA	7-Dec-21
v36-1672	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-1891	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-2562	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-2757	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-2856	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-2864	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-2876	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-2946	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-2948	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-2966	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-2969	CO	HOA Discrepancy	Non-HOA	7-Dec-21

v36-3014	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3117	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3169	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3242	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3274	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3319	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3335	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3348	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3423	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3426	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3498	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3515	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3528	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3585	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3590	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3604	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3641	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3677	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3819	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3835	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3851	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3892	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3899	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3990	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-3999	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-4058	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-4067	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-4084	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-4990	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-5008	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-5084	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-5162	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-5310	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-5334	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-5339	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-5371	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-5405	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-5431	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v36-5457	CO	HOA Discrepancy	Non-HOA	7-Dec-21
v38-0740	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1307	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1377	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1403	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1428	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1454	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1463	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1464	MN	HOA Discrepancy	Non-HOA	7-Dec-21

v38-1484	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1510	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1570	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1589	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1597	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1613	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1659	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1673	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1696	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1699	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1768	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1780	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1786	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1802	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1824	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1831	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1838	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1843	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1851	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1879	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1919	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1934	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1939	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-1983	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2041	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2046	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2058	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2094	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2109	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2118	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2157	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2173	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2218	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2270	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2278	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2289	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2356	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2552	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2573	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2596	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2696	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2737	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2866	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2885	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2924	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v38-2928	MN	HOA Discrepancy	Non-HOA	7-Dec-21
v39-0046	VA	HOA Discrepancy	Non-HOA	7-Dec-21

v39-0167	VA	HOA Discrepancy	Non-HOA	7-Dec-21
v41-0289	SC	HOA Discrepancy	Non-HOA	7-Dec-21
v41-0493	SC	HOA Discrepancy	Non-HOA	7-Dec-21
v42-0979	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-1037	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-1497	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-1615	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-2769	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-2798	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-2824	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-2834	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-2849	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-2850	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-2857	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-2891	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-2913	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-2937	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v42-2950	AZ	HOA Discrepancy	Non-HOA	7-Dec-21
v44-0396	KS	HOA Discrepancy	Non-HOA	7-Dec-21
v46-0696	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-0865	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-0916	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-0962	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-0996	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1003	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1004	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1007	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1010	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1059	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1083	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1092	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1098	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1106	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1118	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1127	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1147	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1187	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1225	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1241	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1244	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1283	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1293	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1323	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1331	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1346	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1362	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1382	MD	HOA Discrepancy	Non-HOA	7-Dec-21

v46-1429	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1476	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1497	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1538	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1565	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1571	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1617	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1627	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v46-1981	MD	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0326	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0329	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0330	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0345	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0393	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0415	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0458	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0461	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0475	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0546	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0560	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0561	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0569	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v53-0570	PA	HOA Discrepancy	Non-HOA	7-Dec-21
v56-1640	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2143	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2190	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2224	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2279	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2298	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2304	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2421	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2424	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2465	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2589	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2629	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2694	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2731	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2766	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2786	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2977	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-2989	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-3044	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-3048	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-3053	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-3080	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-3155	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-3223	TX	HOA Discrepancy	Non-HOA	7-Dec-21

v56-3224	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-3263	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-3274	TX	HOA Discrepancy	Non-HOA	7-Dec-21
v56-3300	TX	HOA Discrepancy	Non-HOA	7-Dec-21